SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathew Hoffman
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Title:     General Counsel
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Phone:     212-756-8051
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Signature, Place, and Date of Signing:

       /s/ Mathew Hoffman         New York, New York              11/14/08
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


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        141,953

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                           FORM 13F INFORMATION TABLE



        NAME OF                    TITLE                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
         ISSUER                  OF CLASS      CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
ABERCROMBIE & FITCH CO               CL A    002896207    1,582      40,100  SH         SOLE                   40,100
BARNES & NOBLE INC                    COM    067774109    1,051      40,300  SH         SOLE                   40,300
BLOCKBUSTER INC                      CL A    093679108   24,950  12,170,683  SH         SOLE               12,170,683
BLUEFLY INC                       COM NEW    096227301    7,202   3,038,625  SH         SOLE                3,038,625
CHARMING SHOPPES INC                  COM    161133103      209      42,700  SH         SOLE                   42,700
CHICOS FAS INC                        COM    168615102      164      30,000  SH         SOLE                   30,000
CLOROX CO DEL                         COM    189054109    3,448      55,000  SH         SOLE                   55,000
COINSTAR INC                          COM    19259P300    1,760      55,000  SH         SOLE                   55,000
CROCS INC                             COM    227046109    1,253     350,000  SH         SOLE                  350,000
EQUITY MEDIA HLDGS CORP    *W EXP 08/26/200  294725114       73   3,634,000  SH         SOLE                3,634,000
GAIAM INC                            CL A    36268Q103   47,078   4,441,338  SH         SOLE                4,441,338
GILDAN ACTIVEWEAR INC                 COM    375916103    2,961     130,000  SH         SOLE                  130,000
GREAT ATLANTIC & PAC TEA INC          COM    390064103    3,661     338,400  SH         SOLE                  338,400
MULTIMEDIA GAMES INC                  COM    625453105      314      72,600  SH         SOLE                   72,600
NEWELL RUBBERMAID INC                 COM    651229106      863      50,000  SH         SOLE                   50,000
RUSS BERRIE & CO                      COM    782233100   33,746   4,399,733  SH         SOLE                4,399,733
STARBUCKS CORP                        COM    855244109    1,041      70,000  SH         SOLE                   70,000
TWEEN BRANDS INC                      COM    901166108      685      70,000  SH         SOLE                   70,000
WET SEAL INC                         CL A    961840105    9,457   2,605,270  SH         SOLE                2,605,270
WILLIAMS SONOMA INC                   COM    969904101      455      28,100  SH         SOLE                   28,100
